Equity (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) [Line Items]
Share capital authorized	423,868,449	423,868,449
Total outstanding shares	34,060,726	34,252,841
Nominal value per share (in Nuevos Soles per share)		S/ 1
Number of investment shares acquired	36,040,497	36,040,497
Value of investment shares acquired (in Nuevos Soles)	S/ 121,258,000	S/ 121,258,000
Additional paid in capitals (in Nuevos Soles)	S/ 432,779,000	432,779,000
Distributable earnings, percentage	10.00%
Percentage of capital	20.00%
Dividends payable (in Nuevos Soles)	S/ 9,764,000	S/ 9,550,000
Investment shares [Member]
Equity (Details) [Line Items]
Investment shares subscribed and fully paid	40,278,894	40,278,894
Lima Stock Exchange [Member]
Equity (Details) [Line Items]
Total outstanding shares	389,807,723	389,615,608
Number of investment shares acquired	928,000
Issuance of common shares	111,484,000